Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	GORILLA TECHNOLOGY GROUP INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 12, 2022, Gorilla Technology Group Inc. (the “Registrant”) initially filed a registration statement on Form F-1 (File No. 333-267838) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently declared effective by the SEC on March 30, 2023, as supplemented on April 4, 2023. The Registrant is filing this post-effective amendment to the registration statement on Form F-1 to include information contained in the Registrant’s Annual Report on Form 20-F and to update certain other information contained in the registration statement on Form F-1.In addition, this amendment clarifies that, except for the issuance of any ordinary shares underlying options and warrants (should they be exercised), no issuance pursuant to any securities referenced in the registration statement on Form F-1 could cause the number of ordinary shares outstanding to increase relative to the 68,923,092 outstanding (excluding treasury shares but including Earnout Shares currently held in escrow) as of April 13, 2023.No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the registration statement on Form F-1.
Entity Central Index Key	0001903145
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE